RESTRICTED NET ASSETS (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
RESTRICTED NET ASSETS
Portion of after-tax profit to be allocated to general reserve under PRC Law	10.00%
Restricted portion of net assets, amount	$ 31.5